Equity - Warranty Activity (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	31,228,279	10,735,980
Issuances (in shares)		20,571,429
Canceled (in shares)	(3,576)	(79,130)
Reclassification of warrant liability to equity on modification (in shares)		0
Class of warrant or right, outstanding, ending balance (in shares)	1,040,813	31,228,279
Class Of Warrant Or Right Weighted Average Exercise Price [Roll Forward]
Exercise price, beginning balance (in dollars per share)	$ 1.53	$ 1.62
Issuance (in dollars per share)		1.55
Canceled (in dollars per share)	16.77	17.71
Reclassification of warrant liability to equity on modification (in dollars per share)		1.46
Exercise price, ending balance (in dollars per share)	$ 45.98	$ 1.53
Previously Reported [Member]
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, ending balance (in shares)	31,224,703
Class Of Warrant Or Right Weighted Average Exercise Price [Roll Forward]
Exercise price, ending balance (in dollars per share)	$ 1.53
Warrant
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	28,991,953	10,443,511
Issuances (in shares)		20,571,429
Canceled (in shares)	0	0
Reclassification of warrant liability to equity on modification (in shares)		(2,022,987)
Class of warrant or right, outstanding, ending balance (in shares)	966,393	28,991,953
Warrant | Previously Reported [Member]
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, ending balance (in shares)	28,991,953
Warrant
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, beginning balance (in shares)	2,236,326	292,469
Issuances (in shares)		0
Canceled (in shares)	(3,576)	(79,130)
Reclassification of warrant liability to equity on modification (in shares)		2,022,987
Class of warrant or right, outstanding, ending balance (in shares)	74,420	2,236,326
Warrant | Previously Reported [Member]
Class Of Warrant Or Right [Roll Forward]
Class of warrant or right, outstanding, ending balance (in shares)	2,232,750